UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Promethean Asset Management, LLC
Address: 750 Lexington Avenue, 22nd Floor
         New York, NY 10022

13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Miller
Title:    Chief Financial Officer
Phone:    212-702-5200

/s/ Steve Miller                         New York, NY       11/14/02
-------------------------                ------------       --------
[Signature]                              [City, State]       [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: 180,130
                                        (thousands)

List of Other Included Managers:

No.  13F File Number                       Name

01   28- 10099                             Promethean Investment Group, LLC

FORM 13F INFORMATION TABLE


                                                           VALUE     SHARES/    SH/PUT/   INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL  DSCRETN MANAGERS  SOLE   SHARED    NONE
---------------------------------------------- --------- --------   -------    --------  ------- --------  ----   ------    ----
Affiliated Managers           NOTE 5/21        008252AC2    8,570  10,000,000  PRN       DEFINED    01                    10,000,000
Alza Corp                     SDCV 7/20        02261WAB5    3,960   5,000,000  PRN       DEFINED    01                     5,000,000
Amazon.com                    PUT              023135956      159      10,100  PUT       DEFINED    01      10,100
Amer I'ntl Group              NOTE 11/31       026874AP2    6,281  10,000,000  PRN       DEFINED    01                    10,000,000
American Physicians Capital   COM              028884104      269      15,965  SH        DEFINED    01      15,965
Amgen Inc                     NOTE 3/32        031162AE0    3,527   5,000,000  PRN       DEFINED    01                     5,000,000
Andrea Electronics Corp       COM              034393108      354     982,080  SH        DEFINED    01     982,080
Apple Computer Inc            COM              037833100      363      25,000  SH        DEFINED    01      25,000
Arris Group                   PUT              04269Q950      174      47,470  PUT       DEFINED    01      47,470
Arrow Electronics Inc.        DBCV 2/21        042735AY6    2,681   6,500,000  PRN       DEFINED    01                     6,500,000
Avon                          PUT              054303952    1,153      25,250  PUT       DEFINED    01      25,250
Avon Products Inc             COM              054303102      765      16,600  SH        DEFINED    01      16,600
Brinker I'ntl                 DBCV 10/21       109641AC4    3,922   6,200,000  PRN       DEFINED    01                     6,200,000
Ciena Corp                    PUT              171779951      446     151,500  PUT       DEFINED    01     151,500
Ciena Corp                    NOTE 3.75% 2/08  171779AA9    1,725   3,000,000  PRN       DEFINED    01                     3,000,000
Consolidated-Tomoka LD Co     COM              210226106      282      15,800  SH        DEFINED    01      15,800
CSX Corp                      DBCV 10/21       126408GA5   10,219  12,500,000  PRN       DEFINED    01                    12,500,000
CV Therapeutics               NOTE 4.75% 3/07  126667AB0    2,909   4,000,000  PRN       DEFINED    01                     4,000,000
Ebay                          PUT              278642953      713      13,635  PUT       DEFINED    01      13,635
Elan Corp                     RIGHT 3/31/2003  G29539148        -      75,000  SH        DEFINED    01      75,000
Electronic Data Systems       NOTE 10/21       285661AB0    7,920  11,000,000  PRN       DEFINED    01                    11,000,000
Enzon inc.                    NOTE 4.5% 7/08   293904AB4    1,043   1,500,000  PRN       DEFINED    01                     1,500,000
Federal Agricultural
 Mortgage Corp                CL A             313148306      369      12,500  SH        DEFINED    01      12,500
Fleming Co. Inc.              NOTE 5.25% 3/09  339130AR7    1,395   3,500,000  PRN       DEFINED    01                     3,500,000
Ford Cap Trust II             PFD TR CV 6.5%   345395206    3,019      75,000  SH        DEFINED    01                        75,000
Gateway Inc.                  COM              367626108      217      73,000  SH        DEFINED    01      73,000
Gemstar - TV Guide
 International Inc.           COM              36866W106       76      30,000  SH        DEFINED    01      30,000
Health Management
 Associates                   NOTE 1/22        421933AD4    7,426   8,500,000  PRN       DEFINED    01                     8,500,000
International Paper           DBCV 6/21        460146BM4    5,148  10,000,000  PRN       DEFINED    01                    10,000,000
Interpublic Group             NOTE 12/21       460690AQ3      378     500,000  PRN       DEFINED    01                       500,000
IVAX Corp                     NOTE 4.5% 5/08   465823AG7    4,653   6,000,000  PRN       DEFINED    01                     6,000,000
Laboratory Corp               NOTE 9/21        50540RAC6    8,800  12,500,000  PRN       DEFINED    01                    12,500,000
Legg Mason Inc.               NOTE 6/31        524901AG0    6,051  12,500,000  PRN       DEFINED    01                    12,500,000
Lennar Corp                   NOTE 4/21        526057AF1    8,269  17,500,000  PRN       DEFINED    01                    17,500,000
Level 3 Comm Inc.             NOTE 6% 9/09     52729NAG5      375   1,250,000  PRN       DEFINED    01                     1,250,000
Level 3 Communications        PUT              52729N950      517     134,128  PUT       DEFINED    01     134,128
Liberty Media                 COM SER A        530718105      452      63,000  SH        DEFINED    01      63,000
Liberty Media                 CALL             530718904       72      10,100  CALL      DEFINED    01      10,100
Lowes Companies               NOTE 2/21        548661CF2    5,008   6,400,000  PRN       DEFINED    01                     6,400,000
Lowes Companies               NOTE 0.861%
                              2/21             548661CG0    7,303   7,500,000  PRN       DEFINED    01                     7,500,000
Manpower Inc                  DBCV 8/21        56418HAC4    2,956   5,000,000  PRN       DEFINED    01                     5,000,000
Markel Corp                   NOTE 6/31        570535AC8    3,026  10,000,000  PRN       DEFINED    01                    10,000,000
Masco Corp                    NOTE 7/31        574599AW6    5,006  12,000,000  PRN       DEFINED    01                    12,000,000
Maxxam Inc.                   COM              577913106      211      28,500  SH        DEFINED    01      28,500
Medtronic Inc.                DBCV 1.25% 9/21  585055AB2    7,702   7,500,000  PRN       DEFINED    01                     7,500,000
Merck                         CALL             589331957      320       7,070  CALL      DEFINED    01       7,070
Microstrategy Inc.            CL A             594972408    1,620     199,329  SH        DEFINED    01     199,329
Nasdaq-100 shares             UNIT SER 1       631100104      416      20,100  SH        DEFINED    01      20,100
Nasdaq-100 TR                 PUT              631100954      518      25,250  PUT       DEFINED    01      25,250
Omnicom Group                 PUT              681919956    2,784      50,500  PUT       DEFINED    01      50,500
Omnicom Group                 CALL             681919956    1,281      23,230  CALL      DEFINED    01      23,230
Omnicom Group                 NOTE 7/32        681919AM8    7,559   8,000,000  PRN       DEFINED    01                     8,000,000
PMI Group Inc.                DBCV 2.5% 7/21   69344MAE1    2,064   2,000,000  PRN       DEFINED    01                     2,000,000
Register.Com                  COM              75914G101       55      18,000  SH        DEFINED    01      18,000
Shaw Group Inc.               NOTE 5/21        820280AC9    2,023   4,000,000  PRN       DEFINED    01                     4,000,000
Shop At Home                  COM              825066301      251     107,100  SH        DEFINED    01     107,100
Sport-Haley Inc.              COM              848925103       73      19,600  SH        DEFINED    01      19,600
Starbucks Corp                COM              855244109      619      30,000  SH        DEFINED    01      30,000
Starbucks corp                PUT              855244959    1,032      50,500  PUT       DEFINED    01      50,500
Supervalu Inc.                NOTE 11/31       868536AN3    2,082   7,500,000  PRN       DEFINED    01                     7,500,000
TJX Co. Inc.                  NOTE 2/21        872540AL3    5,729   7,500,000  PRN       DEFINED    01                     7,500,000
Tyco                          PUT              902124956    1,410     101,000  PUT       DEFINED    01     101,000
US Bancorp                    COM              902973304    1,150      61,900  SH        DEFINED    01      61,900
US Bancorp                    PUT              902973954    1,486      80,800  PUT       DEFINED    01      80,800
Walgreen Co                   PUT              931422959    1,615      53,025  PUT       DEFINED    01      53,025
Wholefoods Market             SDCV 3/18        966837AC0    5,249  10,000,000  PRN       DEFINED    01                    10,000,000
XL Capital LTD                DBCV 5/21        98372PAB4    4,930   8,000,000  PRN       DEFINED    01                     8,000,000

                                               TOTALS:    180,130
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